[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue 21ST FLOOR NEW YORK, NY	10036
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 522 Fifth Avenue 21ST FLOOR NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-221-6726

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Fund

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Asset Backed Securities (0.8%)
Asset Backed — CLO (0.8%)
Carlyle Loan Investment Ltd.,
5.42%, 6/30/08	$ (a)(b)40,000	$40,000
5.42%, 7/14/08	(a)(b)12,500	12,500
Shiprock Finance,
5.42%, 8/11/08	(a)(b)30,000	29,991
Total Asset Backed Securities (Cost $82,491)		82,491
Certificates of Deposit (6.6%)
Banking (0.4%)
Union Bank of California,
5.33%, 8/3/07	35,000	35,000
International Banks (6.2%)
Barclays Bank/New York plc,
5.31%, 8/7/07	50,000	50,000
5.35%, 4/14/08	25,000	25,000
Calyon/ New York,
5.31%, 9/13/07	35,000	35,000
Depfa Bank plc,
5.32%, 11/30/07	100,000	100,000
5.35%, 8/15/07	30,000	30,000
Norinchukin Bank Ltd.,
5.35%, 12/21/07	150,000	150,000
5.36%, 8/15/07	120,000	120,000
5.38%, 12/14/07	125,000	124,998
		634,998
Total Certificates of Deposit (Cost $669,998)		669,998
Commercial Paper (44.6%) (e)
Asset Backed — Auto (0.5%)
DaimlerChrysler Revolving Auto Conduit, LLC,
5.36%, 8/15/07	47,737	47,638
Asset Backed — CDO (5.3%)
Buckingham CDO, LLC,
5.41%, 9/25/07	(a)46,409	46,030
Buckingham CDO II, LLC,
5.41%, 9/21/07	(a)50,000	49,622
Citius I Funding Ltd.,
5.36%, 9/11/07	(a)25,000	24,849
Citius II Funding Ltd.,
5.34%, 8/16/07	(a)26,404	26,346
Davis Square Funding IV,
5.34%, 8/16/07	(a)30,000	29,934
Davis Square Funding VI,
5.34%, 8/16/07	(a)50,000	49,890
Klio Funding Corp.,
5.34%, 8/22/07	(a)20,000	19,939
Klio II Funding Corp.,
5.44%, 9/20/07	(a)59,077	58,636
Klio III Funding Corp.,
5.34%, 8/24/07 - 8/29/07	(a)61,605	61,373
5.35%, 9/10/07	(a)18,053	17,947
5.43%, 9/21/07	(a)50,000	49,619
Liberty Harbour II CDO, LLC,
5.34%, 8/21/07	(a)25,000	24,927
5.38%, 9/17/07	(a)50,000	49,652

Pasa Funding Ltd.,
5.35%, 9/14/07	(a)33,000	32,787
		541,551
Asset Backed — Consumer (1.7%)
Giro Funding US Corp.,
5.35%, 9/28/07	(a)121,000	119,970
Ranger Funding,
5.34%, 9/14/07	(a)50,084	49,761
		169,731
Asset Backed — Corporate (5.4%)
Amsterdam Funding Corp.,
5.42%, 8/1/07	(a)40,835	40,835
Kaiserplatz Funding Ltd.,
5.32%, 8/9/07	(a)70,000	69,929
5.33%, 8/2/07	(a)65,000	84,967
5.34%, 9/27/07	(a)65,000	64,457
5.35%, 9/10/07 - 9/18/07	(a)37,500	37,250
5.36%, 10/9/07	(a)32,500	32,170
5.36%, 9/21/07	(a)65,397	64,907
5.37%, 10/16/07 - 10/25/07	(a)68,500	67,676
Nieuw Amsterdam Receivables Corp.,
5.33%, 9/27/07	(a)14,686	14,565
5.45%, 8/1/07	(a)78,513	78,513
		555,269
Asset Backed — Diversified (2.2%)
Falcon Asset Securitization Co., LLC,
5.34%, 8/28/07	(a)25,000	24,900
Lexington Parker Capital Corp.,
5.31%, 8/23/07	(a)30,000	29,904
5.40%, 11/19/07	(a)50,000	49,997
Silver Tower US Funding, LLC,
5.34%, 11/26/07	(a)40,000	39,325
Sydney Capital Corp.,
5.34%, 9/10/07	(a)17,050	16,950
5.36%, 8/14/07 - 9/28/07	(a)60,180	59,755
		220,831
Asset Backed — Securities (16.4%)
Bavaria TRR Corp.,
5.41%, 8/1/07	(a)500,000	500,000
Beethoven Funding Corp.,
5.32%, 8/3/07 - 8/14/07	(a)135,564	135,410
5.35%, 9/20/07	(a)66,519	66,031
5.37%, 8/24/07 - 9/28/07	(a)120,548	119,807
Cantabric Finance, LLC,
5.36%, 9/28/07	(a)40,000	39,659
Curzon Funding, LLC,
5.31%, 11/16/07	(a)40,000	39,385
5.34%, 10/31/07	(a)24,000	23,680
Galaxy Funding, Inc.,
5.44%, 8/1/07	(a)64,221	64,221
Galleon Capital, LLC,
5.36%, 9/28/07	(a)31,291	31,024
Giro Funding US Corp.,
5.35%, 9/28/07	(a)30,000	29,745
5.36%, 9/27/07	(a)30,000	29,749
Giro Lion Funding Ltd.,
5.35%, 8/6/07 - 8/20/07	68,160	67,999
Grampian Funding, LLC,
5.32%, 11/14/07	(a)60,000	59,093
5.35%, 8/2/07 - 8/3/07	(a)100,000	99,977
Greyhawk Funding, LLC,
5.36%, 9/26/07	(a)50,000	49,589

North Sea Funding, LLC,
5.33%, 8/27/07 - 11/19/07	(a)41,097	40,760
5.35%, 12/26/07	(a)30,668	30,013
5.37%, 10/9/07	(a)50,000	49,493
Ormond Quay Funding, LLC,
5.37%, 8/28/07	29,000	28,884
Polonius, Inc.,
5.35%, 9/20/07	(a)61,285	60,836
Sachsen Funding, LLC,
5.37%, 8/29/07	(a)35,000	34,854
Sachsen Funding I, LLC,
5.34%, 8/28/07	(a)75,000	74,701
		1,674,910
Asset Backed — Structured Investment Vehicles (5.3%)
Asscher Finance Corp.,
5.36%, 11/13/07 - 12/10/07	(b)55,000	54,071
Atlas Capital Funding Corp.,
5.33%, 9/7/07 - 9/12/07	(b)60,000	59,664
5.34%, 11/26/07	(b)18,000	17,696
5.36%, 12/12/07	(b)50,000	49,032
5.40%, 3/10/08	(b)40,000	38,715
5.41%, 11/20/07	(b)32,000	32,000
5.42%, 3/7/08	(b)10,000	9,683
CC USA, Inc.,
5.36%, 9/24/07	(a)39,000	38,691
Cullinan Finance Corp.,
5.40%, 7/10/08	(a)(b)50,000	49,996
Harrier Finance Funding US, LLC/Harrier Finance Funding Ltd.,
5.36%, 8/24/07 - 12/5/07	(a)50,000	49,458
Kestrel Funding US, LLC,
5.36%, 10/12/07	(a)70,000	69,261
Links Finance, LLC,
5.32%, 10/23/07	(a)50,000	49,403
Stanfield Victoria Funding, LLC,
5.36%, 9/25/07	(a)25,000	24,798
		542,468
Banking (3.2%)
Citigroup Funding, Inc.,
5.32%, 8/27/07	25,000	24,905
5.33%, 8/28/07	50,000	49,803
5.34%, 8/15/07 - 12/21/07	70,000	69,485
5.35%, 9/12/07 - 9/17/07	75,000	74,502
5.36%, 9/19/07 - 9/21/07	90,000	89,337
HSBC USA, Inc.,
5.35%, 8/8/07	20,000	19,980
		328,012
Domestic Banks (0.0%)
Capital Markets Access Co.,
5.39%, 10/1/31	(b)4,085	4,085
International Banks (3.2%)
Depfa Bank plc,
5.31%, 9/21/07	(a)30,000	29,783
Kommunalkredit International Bank Ltd.,
5.35%, 12/10/07	50,000	49,048
Skandinaviska Enskilda Banken,
5.35%, 8/13/07	(a)20,000	19,965
Swedbank AB,
5.30%, 9/21/07	25,000	24,817
5.31%, 10/12/07	50,000	49,481
Unicredito Italiano Bank,
5.32%, 11/19/07	80,000	78,735
5.33%, 11/26/07	75,000	73,735
		325,564

Investment Bankers/Brokers/Services (1.4%)
Bear Stearns Cos., Inc.,
5.52%, 8/6/07	150,000	150,000
Total Commercial Paper (Cost $4,560,059)		4,560,059
Corporate Notes (4.9%)
Asset Backed — Structured Investment Vehicles (1.8%)
Asscher Finance Corp.,
5.45%, 6/25/08	(a)20,000	20,000
CC USA, Inc.,
5.37%, 6/5/08	(a)25,000	25,000
Cullinan Finance Corp.,
5.39%, 6/16/08	(a)40,000	40,000
5.40%, 4/25/08	(a)65,000	65,000
5.45%, 2/1/08	(a)20,000	20,000
Dorada Finance, Inc.,
5.37%, 6/6/08	(a)10,000	10,000
		180,000
Domestic Banks (1.1%)
American Immigration Lawyers Association,
5.39%, 6/1/38	(b)3,600	3,600
Bank of America NA,
5.30%, 12/27/07	25,000	25,000
Capital Markets Access Co.,
5.40%, 3/1/32	(b)8,350	8,350
Charter Lakes Capital, LLC,
5.32%, 10/1/46	(b)6,150	6,150
Conestoga Wood Specialties Corp.,
5.32%, 3/1/14	(b)9,210	9,210
Floridean Realty, LLC,
5.39%, 11/1/31	(b)4,000	4,000
Frank Parsons Paper Co., Inc.,
5.32%, 6/1/27	(b)10,000	10,000
Helmholdt Capital, LLC,
5.42%, 4/1/47	(b)14,000	14,000
Kamps Capital, LLC,
5.44%, 9/1/33	(b)6,680	6,680
Washington Road Properties & WR Partners, LLC,
5.39%, 12/1/26	(b)7,000	7,000
Woerner Holdings, Inc.,
5.44%, 6/1/33	(b)17,840	17,840
		111,830
International Banks (0.2%)
Australia & New Zealand Bank,
5.34%, 12/21/07	(a)25,000	25,000
Investment Bankers/Brokers/Services (1.8%)
Deutsche Bank Securities, Inc.,
5.43%, 7/10/37	150,000	150,000
Merrill Lynch & Co., Inc.,
5.33%, 9/14/07	30,000	30,001
		180,001
Total Corporate Notes (Cost $496,831)		496,831
Extendible Floating Rate Notes (16.0%)
Diversified Financial Services (1.1%)
General Electric Capital Corp.,
5.45%, 10/17/07	110,200	110,200
International Banks (13.4%)
Banque Federative Credit Mutuel,
5.33%, 9/13/07 - 7/13/11	(a)(b)305,130	305,130
BNP Paribas,
5.33%, 5/7/12	(b)150,000	150,000
Caixa d’Estalvis de Catalunya,
5.39%, 3/7/12	(a)(b)180,000	180,000
Caja de Ahorros y Monte de Piedad de Madrid,
5.36%, 10/19/11	(b)120,000	120,000

Commonwealth Bank of Australia Ltd.,
5.29%, 8/24/10	(a)50,000	50,000
Depfa Bank plc,
5.42%, 6/15/09	(a)(b)59,000	59,005
Kommunalkredit Austria AG,
5.34%, 2/22/12	(a)(b)150,000	150,000
Kommunalkredit International Bank Ltd.,
5.39%, 7/13/12	(a)(b)150,000	150,000
Royal Bank of Scotland plc,
5.33%, 4/21/10	(a)(b)135,000	135,000
Societe Generale,
5.31%, 2/29/08 - 11/2/10	(a)75,000	75,000
		1,374,135
Investment Bankers/Brokers/Services (1.5%)
Merrill Lynch & Co., Inc.,
5.33%, 9/15/10	(b)155,000	155,029
Total Extendible Floating Rate Notes (Cost $1,639,364)		1,639,364
Floating Rate Notes (14.8%)
Asset Backed — Structured Investment Vehicles (9.1%)
Asscher Finance Corp.,
5.33%, 6/13/08	(a)(b)50,000	49,996
Atlas Capital Funding Corp.,
5.31%, 4/25/08	(a)(b)50,000	50,000
Axon Financial Funding, LLC,
5.34%, 7/15/08	(a)(b)75,000	74,990
CC USA, Inc.,
5.37%, 1/25/08	(a)(b)44,000	44,008
Cullinan Finance Corp.,
5.32%, 9/28/07 - 4/28/08	(a)(b)152,000	151,992
Dorada Finance, Inc.,
5.32%, 8/6/07 - 8/7/07	(a)(b)90,000	90,000
5.37%, 1/25/08	(a)(b)41,000	41,008
Harrier Finance Funding US, LLC/Harrier Finance Funding Ltd.,
5.34%, 8/28/07	(a)(b)25,000	25,000
Kestrel Funding US, LLC,
5.33%, 6/24/08	(b)25,000	25,000
Links Finance, LLC,
5.32%, 12/20/07 - 4/24/08	(a)(b)115,000	114,992
5.33%, 8/8/07	(a)(b)60,000	60,000
Sigma Finance, Inc.,
5.43%, 7/21/08	(a)(b)100,000	99,983
Stanfield Victoria Funding, LLC,
5.32%, 7/7/08	(a)(b)75,000	74,979
5.44%, 7/15/08	(a)(b)25,000	24,995
		926,943
Banking (0.3%)
Union Hamilton Special Funding, LLC,
5.36%, 12/17/07	(a)(b)30,000	30,000
Domestic Banks (0.9%)
Counts Trust Series 2007-1,
5.38%, 2/6/08	(a)(b)95,000	95,000
International Banks (2.4%)
Banco Bilbao Vizcaya Argentaria S.A.,
5.31%, 4/3/08	(b)125,000	124,970
Credit Suisse First Boston,
5.33%, 2/26/08	(b)75,000	75,000
Deutsche Bank Securities AG,
5.39%, 4/28/08	(b)50,000	49,983
		249,953
Investment Bankers/Brokers/Services (2.1%)
Banc of America Securities LLC,
5.46%	(g)75,000	75,000
Lehman Brothers, Inc.,
5.43%, 11/5/07	100,000	100,000

Merrill Lynch & Co., Inc.,
5.35%, 5/27/08	(b)40,000	40,016
		215,016
Total Floating Rate Notes (Cost $1,516,912)		1,516,912
Municipal Bonds (0.8%)
Domestic Banks (0.8%)
Catholic University of America,
5.46%, 4/1/34	(b)25,000	25,000
Urban Campus Environments, LLC,
5.32%, 10/1/25	(b)32,990	32,990
Wisconsin Housing & Economic Development Authority,
5.32%, 9/1/34	(b)27,445	27,445
Total Municipal Bonds (Cost $85,435)		85,435
Promissory Notes (4.1%)
Investment Bankers/Brokers/Services (4.1%)
Goldman Sachs Group, Inc.,
5.36%, 4/10/08	50,000	50,000
5.38%, 12/14/07	35,000	35,000
5.48%, 11/30/07	100,000	100,000
5.50%, 8/9/07	100,000	100,000
Merrill Lynch & Co., Inc.,
5.37%, 12/28/07 - 2/19/08	129,000	129,000
Total Promissory Notes (Cost $414,000)		414,000
Repurchase Agreements (7.2%)
Deutsche Bank Securities, Inc., 5.38%, dated 7/31/07, due 8/1/07, repurchase price $ 120,018; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: BNP Paribas, due 12/26/07; Rhein-Main Securitization, due 8/20/07; TSL USA, Inc., due 8/27/07, valued at $122,400.	120,000	120,000
Goldman Sachs Group, Inc., 5.37%, dated 7/31/07, due 8/1/07, repurchase price $ 130,019; fully collateralized by discount commercial paper at the time of this Portfolio of Investments as follows: MacQuarlie Bank, due 10/24/07; Perry Funding, due 10/26/07, valued at $132,600.	130,000	130,000
Merrill Lynch & Co., Inc., 5.43%, dated 7/31/07, due 8/1/07, repurchase price $50,008; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: CNA Financial Corp., due 11/15/23; CSX Corp., due 5/1/37; Glencore Funding LLC, due 4/15/14; Janus Capital Group, Inc., due 6/15/17; Jones Apparel Group, Inc., due 11/15/14; Rogers Wireless, Inc., due 3/15/15; Salton Sea Funding Corp., due 11/30/18; Xerox Corp., due 6/15/13, value at $51,002.	50,000	50,000

Lehman Brothers, Inc., 5.39%, dated 7/31/07, due 8/1/07, repurchase price $50,007; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Abbey National North America, LLC, due 8/6/07 to 8/14/07; AIG Funding, Inc., due 1/1/08; AMRO North American Finance, due 8/28/07; ASB Finance Ltd., due 9/13/07; Barton Capital Corp., due 8/2/07; Brahms Funding Corp., due 8/1/07; Briarwood Capital Corp., due 11/30/07 to 12/3/07; Eureka Securitisation plc, due 9/7/07; CBA Delaware Finance, Inc., due 8/7/07 to 10/9/07; Citigroup Funding, Inc., due 9/4/07; Citius II Funding, due 8/30/07; Classic, LLC, due 8/6/07; Coral Trust, due 8/15/07 to 12/17/07; Crimson Co., Ltd., due 10/1/07 to 1/2/08; Curzon Fund, LLC, due 10/18/07; Danske Corp., due 8/20/07 to 8/23/07; Dexia Delaware, LLC, due 8/8/07 to 9/6/07; DIS BE, due 8/1/07; Elysian Funding, LLC, due 8/1/07; Export Development Trading, due 8/2/07; Fortis Funding, LLC, due 8/3/07; General Electric Capital Corp., due 8/1/07 to 1/2/08; Grampian Funding, LLC, due 10/25/07; HBOS Treasury Services plc, due 8/17/07 to 10/11/07; IBM International Group Capital, LLC, due 8/1/07; ING Funding Corp., due 8/6/07; Kitty Hawk Funding Corp., due 8/3/07 to 8/7/07; Martingale Trust, due 11/30/07; Old Line Funding, LLC, due 8/7/07; Prudential Funding, LLC, due 8/1/07 to 8/15/07; Rabobank Nederland, due 8/29/07 to 9/12/07; Rabobank USA Finance Corp, due 9/12/07; Ranger Funding Corp., 10/1/07; Scaldis Capital, LLC, due 8/14/07 to 11/9/07; Sheffield Receivables Corp., due 8/22/07; Societe Generale North America, Inc., due 8/1/07 to 11/13/07; Svenska Handelsbanken, due 10/18/07; Toyota Motor Credit Corp., due 8/15/07 to 2/1/08; Transamerica Asset Funding Corp., due 8/2/07; UBS Finance Delaware, LLC, due 8/1/07 to 10/2/07; Variable Funding Capital Corp., due 8/9/07 to 8/24/07; Wal-Mart Stores, Inc., due 8/7/07 to 11/6/07; Windmill Funding Corp., due 8/2/07; Windsor Funding, due 8/21/07, valued at $408,002.

	400,000	400,000

Wachovia Capital Markets, LLC, 5.43%, dated 7/31/07, due 8/1/07, repurchase price $39,159; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Air Products & Chemicals, Inc., due 8/14/07; General Electric Capital Corp., due 8/20/07; Kaiserplatz Funding Ltd., due 10/25/07; Korea Development Co., Ltd., due 8/2/07; Rio Tinto Ltd., due 8/2/07; Sheffield Receivables Corp., due 8/3/07; Witherspoon Acquisition Corp., due 8/15/07 to 8/27/07, valued at $39,936.	39,153	39,153
Total Repurchase Agreements (Cost $739,153)		739,153
Total Investments (99.8%) (Cost $10,204,243)		10,204,243
Other Assets in Excess of Liabilities (0.2%)		15,670
Net Assets (100%)		$10,219,913

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2007.
(e)	The rates shown are the effective yields at the date of purchase.
(g)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at July 31, 2007.

CDO	Collateralized Debt Obligation

Morgan Stanley Institutional Liquidity Fund

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Asset Backed Securities (0.7%)
Asset Backed —CLO (0.7%)
Carlyle Loan Investment Ltd.,
5.42%, 6/30/08 - 7/14/08	$ (b)157,500	$157,500
Shiprock Finance,
5.42%, 8/11/08	(a)(b)50,000	49,985
Total Asset Backed Securities (Cost $207,485)		207,485
Certificates of Deposit (2.9%)
Banking (2.9%)
HSBC Bank USA, Inc.,
5.32%, 12/15/11	(b)130,000	130,000
Union Hamilton Special Funding, LLC,
5.33%, 8/3/07 - 12/26/07	(b)775,000	775,000
Total Certificates of Deposit (Cost $905,000)		905,000
Commercial Paper (57.1%) (e)
Asset Backed — Auto (0.4%)
DaimlerChrysler Revolving Auto Conduit, LLC,
5.35%, 9/28/07	53,176	52,722
5.36%, 8/16/07	66,841	66,693
		119,415
Asset Backed — CDO (6.0%)
Buckingham CDO II, LLC,
5.41%, 9/21/07 - 9/24/07	(a)145,000	143,869
Buckingham CDO III, LLC,
5.41%, 9/21/07	(a)90,000	89,319
Citius I Funding, LLC,
5.34%, 8/3/07 -8/16/07	(a)132,214	132,032
5.36%, 9/11/07	(a)148,461	147,567
Citius II Funding, LLC,
5.35%, 8/13/07	(a)89,245	89,087
Davis Square Funding IV Corp.,
5.34%, 8/16/07	(a)130,000	129,713
5.37%, 9/20/07	(a)149,350	148,251
Davis Square Funding V Corp.,
5.37%, 9/20/07	(a)247,000	245,182
Davis Square Funding VI Corp.,
5.34%, 8/16/07	(a)150,000	149,669
Klio Funding Corp.,
5.34%, 8/22/07	(a)60,744	60,557
Klio II Funding Corp.,
5.34%, 8/29/07	(a)133,268	132,721
5.35%, 9/10/07	(a)40,220	39,984
5.42%, 9/27/07	(a)60,000	59,489
Klio III Funding Corp.,
5.33%, 8/6/07	(a)1,357	1,356
5.35%, 9/10/07	(a)57,761	57,422
5.43%, 9/21/07	(a)50,000	49,619
Liberty Harbour II CDO, LLC,
5.34%, 8/21/07 - 8/22/07	(a)138,035	137,618
5.38%, 9/17/07	(a)75,000	74,478
		1,887,933

Asset Backed — Consumer (4.1%)
Giro Balanced Funding Corp.,
5.33%, 8/14/07 - 8/20/07	(a)195,000	194,542
5.34%, 9/6/07	(a)50,000	49,736
5.35%, 9/28/07	(a)100,000	99,149
Keel Capital, Inc.,
5.35%, 8/23/07	(a)163,514	162,981
Ranger Funding, LLC,
5.33%, 9/24/07	(a)63,418	62,915
5.34%, 9/14/07	(a)120,000	119,226
Sheffield Receivables Corp.,
5.37%, 8/1/07	(a)587,968	587,968
Thames Asset Global Securitization, Inc.,
5.35%, 11/14/07	(a)25,000	24,616
		1,301,133
Asset Backed — Corporate (6.4%)
Atlantis One Funding Corp.,
5.31%, 10/9/07	(a)100,000	99,005
5.34%, 8/23/07	(a)133,332	132,908
Ciesco, LLC,
5.34%, 9/13/07	(a)84,000	83,468
5.40%, 8/1/07	(a)94,455	94,455
Kaiserplatz Funding, LLC,
5.32%, 8/8/07	(a)202,206	202,000
5.33%, 8/2/07 - 8/29/07	(a)454,249	452,931
5.34%, 9/11/07	(a)130,000	129,008
5.35%, 9/10/07	(a)125,000	124,149
5.36%, 9/21/07	(a)355,000	352,424
5.37%, 10/16/07	(a)158,578	156,737
Nieuw Amsterdam Receivables Corp.,
5.31%, 11/9/07	(a)20,543	20,248
5.38%, 8/1/07	(a)53,999	53,999
Simba Funding Corp.,
5.31%, 11/14/07	(a)133,510	131,497
		2,032,829
Asset Backed — Diversified (5.4%)
Compass Securitization, LLC,
5.35%, 9/17/07	(a)64,105	63,663
Falcon Asset Securitization Co., LLC,
5.34%, 8/28/07	(a)76,422	76,117
Fairway Finance,
5.38%, 8/1/07	(a)150,330	150,330
Hannover Funding Co., LLC,
5.33%, 8/31/07	(a)57,744	57,489
5.35%, 12/10/07 - 12/11/07	(a)79,144	77,632
5.36%, 12/14/07	(a)40,923	40,119
Lexington Parker Capital Corp.,
5.31%, 8/16/07 - 11/19/07	(a)502,105	500,104
Market Street Funding,
5.39%, 8/1/07	(a)91,069	91,069
Silver Tower US Funding, LLC,
5.33%, 8/30/07	(a)67,000	66,716
5.34%, 11/26/07	(a)113,000	111,092
Sydney Capital Corp.,
5.32%, 8/14/07	(a)160,000	159,697
5.34%, 9/17/07	(a)145,170	144,167
5.35%, 8/7/07 - 9/14/07	(a)172,540	171,583
		1,709,778
Asset Backed — Securities (22.1%)
Bavaria TRR Corp.,
5.39%, 8/1/07	(a)1,490,430	1,490,430

Beethoven Funding Corp.,
5.25%, 8/14/07	(a)100,000	99,811
5.32%, 8/3/07 - 8/15/07	(a)200,663	200,473
5.34%, 9/10/07	(a)50,664	50,367
5.35%, 8/22/07	(a)150,124	149,660
5.37%, 8/24/07 - 9/21/07	(a)188,169	187,259
5.38%, 8/1/07	(a)102,800	102,800
Cancara Asset Securitization, LLC,
5.37%, 9/28/07	(a)152,056	150,759
5.38%, 8/1/07	(a)44,034	44,034
Cantabric Finance, LLC,
5.36%, 9/28/07	(a)60,000	59,489
Clipper Receivables Corp.,
5.38%, 8/1/07	(a)138,161	138,161
Curzon Funding, LLC,
5.31%, 11/9/07 - 11/16/07	(a)415,000	408,768
5.34%, 10/31/07	(a)100,000	98,668
5.35%, 8/8/07	(a)85,000	84,914
Galleon Capital Corp.,
5.34%, 8/29/07	(a)282,187	281,022
5.36%, 9/28/07	(a)100,000	99,148
5.38%, 8/1/07	(a)55,000	55,000
Giro Funding US Corp.,
5.33%, 8/31/07	(a)400,000	398,246
5.34%, 8/30/07	(a)50,000	49,788
5.35%, 9/28/07	(a)100,940	100,081
5.36%, 9/27/07	(a)55,608	55,142
5.38%, 8/1/07	(a)199,035	199,035
Giro Lion US Funding, LLC,
5.33%, 8/7/07	(a)39,812	39,777
5.36%, 10/22/07	(a)133,835	132,224
Grampian Funding, LLC,
5.31%, 9/12/07	(a)200,000	198,789
5.32%, 11/14/07	(a)200,000	196,978
5.35%, 8/2/07 - 8/3/07	(a)303,000	302,930
Greyhawk Funding, LLC,
5.32%, 8/23/07	(a)200,000	199,358
5.34%, 9/21/07	(a)88,000	87,341
5.35%, 9/14/07	(a)60,000	59,613
5.36%, 9/26/07	(a)124,000	122,980
Lake Constance Funding,
5.35%, 12/7/07 - 12/11/07	(a)92,000	90,265
North Sea Funding, LLC,
5.33%, 11/19/07	(a)42,503	41,829
5.37%, 10/9/07	(a)138,465	137,061
Ormond Quay Funding, LLC,
5.36%, 8/29/07	85,000	84,647
5.37%, 8/28/07	60,000	59,760
Polonius, Inc.,
5.34%, 9/10/07	(a)46,100	45,830
Sachen Funding I, LLC,
5.34%, 8/28/07	(a)403,500	401,893
5.37%, 8/29/07	(a)50,000	49,792
Scaldis Capital Ltd.,
5.33%, 9/10/07 - 9/11/07	(a)55,506	54,879
Solitaire Funding, LLC,
5.32%, 8/23/07	(a)175,000	174,433
		6,983,434
Asset Backed — Structured Investment Vehicles (7.5%)
Asscher Finance Corp.,
5.36%, 11/13/07	(a)120,000	118,183
5.37%, 11/26/07 - 12/10/07	(a)150,000	147,298

Atlas Capital Funding Corp.,
5.29%, 9/19/07 - 9/28/07	(a)250,000	248,052
5.31%, 11/7/07	(a)60,000	59,156
5.33%, 9/7/07 - 11/26/07	(a)425,000	420,349
5.34%, 8/7/07	(a)48,000	47,958
5.36%, 12/12/07	(a)200,000	196,128
5.40%, 3/10/08	(a)120,000	116,145
5.42%, 3/7/08	(a)30,000	29,049
CC USA, Inc.
5.34%, 11/30/07	(a)70,000	68,778
5.36%, 9/24/07	(a)75,000	74,406
Cullinan Finance Corp.,
5.40%, 7/10/08	(a)150,000	149,987
Dorada Finance, Inc.,
5.36%, 9/24/07	(a)100,000	99,208
Harrier Finance Funding US, LLC/Harrier Finance Funding Ltd.,
5.36%, 8/24/07 - 12/6/07	(a)200,000	197,076
Kestrel Funding US, LLC,
5.34%, 8/29/07	(a)59,721	59,476
5.36%, 10/12/07	(a)59,018	58,395
Links Finance, LLC,
5.38%, 8/1/07	(a)191,009	191,009
Stanfield Victoria Funding,
5.36%, 9/25/07	(a)75,000	74,394
		2,355,047
Banking (3.7%)
Citigroup Funding, Inc.,
5.33%, 8/27/07 - 8/31/07	463,000	461,125
5.34%, 8/15/07 - 12/21/07	376,000	369,195
5.35%, 9/17/07	250,000	248,278
HSBC Bank USA,
5.35%, 8/8/07	80,000	79,919
		1,158,517
Financial Conglomerates (0.4%)
General Electric Company,
5.45%, 10/17/07	125,000	125,000
State of New York,
5.34%, 9/6/07	20,104	19,998
		144,998
International Banks (1.1%)
UBS Finance Inc.,
5.31%, 11/15/07 - 11/16/07	350,000	344,653
Total Commercial Paper (Cost $18,037,737)		18,037,737
Corporate Notes (3.5%)
Asset Backed — Structured Investment Vehicles (1.8%)
Asscher Finance Corp.,
5.45%, 6/25/08	(a)85,000	85,000
Beta Finance, Inc.,
5.37%, 6/6/08	(a)55,000	55,000
Cullinan Finance Corp.,
5.39%, 6/16/08	(a)160,000	160,000
5.40%, 4/25/08	(a)185,000	185,000
5.45%, 2/1/08	(a)79,000	79,000
		564,000
Banking (0.5%)
Bank of America Corp.,
5.30%, 12/27/07	(b)150,000	150,000

International Banks (0.9%)
Deutsche Bank AG,
5.43%, 7/10/37	300,000	300,000
Investment Bankers/Brokers/Services (0.3%)
Merrill Lynch & Co., Inc.,
5.33%, 9/14/07	(b)40,000	40,002
Deutsche Bank Securities,
5.43%, 7/10/37	50,000	50,000
		90,002
Total Corporate Notes (Cost $1,104,002)		1,104,002
Extendible Floating Rate Notes (1.0%)
Banking (0.5%)
Fifth Third Bancorp,
5.32%, 11/23/09	(a)(b)150,000	150,000
Investment Bankers/Brokers/Services (0.5%)
Merrill Lynch & Co., Inc.,
5.33%, 9/15/10	(b)175,000	175,000
Total Extendible Floating Rate Notes (Cost $325,000)		325,000
Floating Rate Notes (18.0%)
Asset Backed — Mortgage (0.5%)
Wachovia Corp.,
5.32%	(g)150,000	150,000
Asset Backed — Structured Investment Vehicles (9.4%)
Asscher Finance Corp.,
5.33%, 6/13/08	(a)(b)200,000	199,983
Axon Financial Funding, LLC,
5.34%, 7/15/08	(a)(b)225,000	224,969
5.44%, 8/8/08	(a)(b)150,000	149,986
Beta Finance, Inc.,
5.35%, 4/11/08	(a)(b)50,000	50,007
CC USA, Inc.,
5.37%, 6/5/08	85,000	85,000
Cullinan Finance Corp.,
5.28%, 9/17/07	(a)(b)250,000	249,995
5.32%, 9/28/07 - 1/23/08	(a)(b)470,000	469,984
Dorada Finance, Inc.,
5.32%, 8/7/07	(a)(b)110,000	110,000
Harrier Finance Funding Ltd.,
5.34%, 8/28/07	(b)150,000	149,999
Kestrel Funding US, LLC,
5.33%, 6/24/08	(b)125,000	124,999
Links Finance, LLC,
5.32%, 12/20/07 - 5/19/08	(a)(b)535,000	534,965
5.33%, 8/8/07 - 10/9/07	(a)(b)115,000	114,999
Sigma Finance, Inc.,
5.43%, 12/14/07 - 7/22/08	(a)(b)235,000	234,969
Stanfield Victoria Funding,
5.32%, 7/7/08	(a)(b)225,000	224,937
5.44%, 7/15/08	(a)(b)50,000	49,991
		2,974,783
Banking (1.6%)
Bank of America Corp.,
5.43%, 2/8/08	(b)300,000	300,000
Union Hamilton Special Funding,
5.36%, 12/17/07 - 12/21/07	(a)(b)195,000	195,000
		495,000

Domestic Banks (2.1%)
Wachovia Corp.,
5.31%, 11/30/07	(b)27,000	27,001
5.35%, 9/28/07 - 6/27/08	(b)110,000	110,010
5.46%, 6/27/08	(b)315,000	315,084
5.49%, 11/30/07	(b)225,000	225,033
		677,128
Finance — Automotive (2.0%)
American Honda Finance Corp.,
5.33%, 4/14/08 - 6/11/08	(a)(b)417,500	417,500
Toyota Motor Credit Corp.,
5.33%, 8/3/07	(b)125,000	125,000
5.39%, 5/12/08	(b)100,000	100,005
		642,505
Insurance (0.9%)
AIG Matched Funding Corp.,
5.31%, 12/17/07	(a)(b)93,000	93,005
5.32%, 1/9/08	(a)(b)200,000	200,000
		293,005
Investment Bankers/Brokers/Services (1.5%)
Banc of America Securities LLC,
5.46%	(g)273,500	273,500
Lehman Brothers Holdings, Inc.,
5.43%, 11/7/07	150,000	150,000
Merrill Lynch & Co, Inc.,
5.35%, 5/27/08	(b)50,000	50,020
		473,520
Total Floating Rate Notes (Cost $5,705,941)		5,705,941
Promissory Notes (5.3%)
Banking (0.3%)
JPMorgan Chase & Co.,
5.33%, 4/11/12	(b)75,000	75,000
Investment Bankers/Brokers/Services (5.0%)
Goldman Sachs Group, Inc.,
5.35%, 11/30/07	275,000	275,000
5.37%, 4/10/08	175,000	175,000
5.38%, 12/14/07 - 2/29/08	365,000	365,000
5.39%, 12/17/07	250,000	250,000
5.50%, 8/9/07	150,000	150,000
Merrill Lynch & Co., Inc.,
5.37%, 12/28/07 - 2/19/08	371,000	371,000
		1,586,000
Total Promissory Notes (Cost $1,661,000)		1,661,000
Time Deposits (2.2%)
Domestic Banks (2.2%)
Bank of America N.A.,
5.31%, 8/1/07	250,000	250,000
Marshall & Ilsley Bank
5.22%, 8/1/07	13,000	13,000
National City Bank of Cleveland,
5.31%, 8/1/07	250,000	250,000
Suntrust Bank,
5.31%, 8/1/07	196,460	196,460
Total Time Deposits (Cost $709,460)		709,460
Repurchase Agreements (9.3%)
Bear Stearns Cos., Inc., 5.32% dated 7/31/07, due 8/1/07, repurchase price $300,044; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage corp., Gold Pools, due 7/1/13 to 8/1/37; Federal National Mortgage Association, Conventional Pools, due 4/1/09 to 7/1/07; valued at $300,040.	300,000	300,000

Credit Suisse First Boston, 5.35%, dated 7/31/07, due 8/1/07, repurchase price $250,037; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: ABN Amro North American Finance, due 10/25/07; ASB Finance Ltd., due 8/3/07; Alpine Securitization Corp., due 8/1/07 to 8/29/07; Aquinas Funding, LLC, due 8/1/07; Beta Finance, Inc., due 9/20/07; CBA Financial, due 8/7/07 t o 8/30/07; Carrera Capital Finance, due 8/1/07 to 8/20/07; Danske Corp., due 9/11/07; DIS BER, due 8/29/07 EVVLF, LLC, due 8/16/07 to 11/13/07; Eaton, LLC & Eaton Ltd., due 9/25/07; ING America Insurance Holdings, due 8/1/07; Natixis Commercial Paper Corp., due 8/6/07 to 10/16/07; Nelnet Safe, due 8/22/07; Nordea North America, Inc., due 8/24/07; Old Line Funding, LLC, due 8/20/07; San Paolo IMI, due 8/10/07; Santander Central Hispano, Inc., due 9/26/07; Sigma Finance, due 12/12/07; Simba Funding Corp., due 8/27/07; Stadshypotek Delaware, Inc., due 8/6/07 to 8/15/07, SBAB, due 8/29/07 to 9/25/07; valued at $255,003.

	250,000	250,000
Deutsche Bank AG, 5.34%, dated 07/31/07, due 8/1/07, repurchase price $780,116; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Rabobank Nederland, due 1/30/08 to 07/30/08; Royal Bank of Scotland, due 1/30/08, valued at $795,600.	780,000	780,000
Goldman Sachs Group, Inc., 5.37%, dated 7/31/07, due 8/1/07, repurchase price $270,040; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Altius I Funding, due 8/20/07; Perry Funding, due 10/26/07, valued at $275,400.	270,000	270,000

JPMorgan Securities, Inc., 5.34%, dated 07/31/07, due 8/1/07, repurchase price $200,030; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Atlantic City Electric Co., due 8/1/07; Atmos Energy Corp., due 8/1/07; Cadbury Schweppes due 8/1/07 to 9/7/07; Computer Sciences Corp., due 8/7/07 to 8/21/07; Cortez Capital Corp., due 8/16/07 to 8/22/07; DaimlerChrysler, due 8/23/07; Gannet Co., due 8/8/07 to 8/9/07; Kansas City Power & Light Co., 8/1/07; Kellog Co., due 9/28/07 to 10/1/07; Nissan Motor Acceptance Corp., due 9/4/07; Pearson, Inc., due 8/24/07; Public Service, due 8/1/07; Rockies Express Pipeline, LLC, 8/1/07 to 8/6/07; Spectra Energy, due 8/8/07 to 8/20/07; Time Warner Inc, 8/28/07 to 8/29/07; Valspar Corp, 8/10/07; Weatherford International Ltd., due 8/23/07; Wheels Inc., due 8/8/07; Xcel Energy, due 8/23/07; XTO Energy Inc., due 8/23/07, valued at $204,003.

	200,000	200,000
Lehman Brothers, Inc., 5.39%, dated 7/31/07, due 8/1/07, repurchase price $487,073; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Fenway Funding, LLC, due 8/1/07; Foxboro Funding, LLC, due 8/1/07; IBM International, due 8/1/07 to 8/9/07; Intesa funding, LLC, due 8/27/07; Lexington Parker, due 1/7/08; National Rural Utilities Cooperative Finance Corp., due 8/29/07; Skandinaviska Enskilda Banken, due 10/30/07; Swedbank, due 1/9/08, valued at $479,742.	487,000	487,000
Merrill Lynch & Co., Inc., 5.35%, dated 07/31/07, due 08/01/07, repurchase price $200,030; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Axon Financial Funding, due 9/13/07; CRC Funding, LLC, due 8/3/07; DIS BER, due 8/17/07; HBOS Treasury Services plc, due 8/24/07; Procter & Gamble, due 10/19/07, Statoil, due 8/7/07; Ticonderoga Capital, due 9/4/07 to 9/7/07, UBS Finance, due 8/1/07 to 9/14/07; Vetra Finance, due 10/3/07; Westpac Banking, due 9/10/07, valued at $204,004.	200,000	200,000
Merril Lynch, 5.42%, dated 7/31/07, due 8/1/07, repurchase price $ 150,023; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Continental Airlines, Inc., due 10/1/16; Clear Channel Communications, due 9/15/10 to 1/15/13; Glencore Corp., due 4/15/14, PPL Capital Funding, Inc., due 3/30/67, valued at $150,004.	150,000	150,000

Wachovia Capital Markets, LLC, 5.43%, dated 7/31/07, due 8/1/07, repurchase price $285,890; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Duke Funding, due 8/20/07; Kaiserplatz Funding, LLC, due 8/23/07 to 10/25/07, Ocala Funding, Inc., due 8/24/07; Rio Tinto Ltd., due 8/21/07 to 8/22/07; Tierra, due 8/21/07 to 8/23/07; valued at $291,594.	285,847	285,847
Total Repurchase Agreements (Cost $2,922,847)		2,922,847
Total Investments (100.0%) (Cost $31,578,472)		31,578,472
Liabilities in Excess of Other Assets (0.0%)		(11,947)
Net Assets (100%)		$31,566,525

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2007.
(e)	The rates shown are the effective yields at the date of purchase.
(g)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at July 31, 2007.

CDO	Collateralized Debt Obligation

Morgan Stanley Institutional Liquidity Fund

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (12.7%)
Federal Farm Credit Bank,
5.23%, 6/16/08	$ (b)40,000	$39,990
Federal Home Loan Bank,
3.25%, 12/17/07 - 6/3/08	3,100	3068
3.75%, 2/6/08	1,542	1,529
4.75%, 6/11/08	10,000	9,954
5.00%, 1/28/08 - 5/9/08	5,000	4,997
5.15%, 8/3/07 - 12/21/07	8,100	8,096
5.19%, 6/18/08	(b)30,000	29,988
5.20%, 1/10/08 - 4/10/08	(b)55,000	54,984
5.22%, 8/10/07	(b)10,000	10,000
5.24%, 2/15/08	100	100
5.30%, 2/15/08 - 3/19/08	54,000	54,000
5.38%, 4/9/08 - 4/18/08	37,500	37,488
Federal Home Loan Mortgage Corp.,
3.50%, 5/21/08	1,160	1,147
3.63%, 5/9/08	1,500	1,482
4.25%, 6/23/08	10,000	9,908
4.35%, 6/2/08	3,000	2,977
5.00%, 8/3/07	(d)13,900	13,896
5.00%, 2/8/08	10,000	9,985
5.06%, 8/20/07	(d)7,541	7,521
5.10%, 9/21/07	(d)9,500	9,432
5.13%, 11/30/07-12/11/07	(d)24,000	23,587
5.15%, 10/16/07	(d)2,000	1,979
5.21%, 4/11/08	(d)10,000	9,645
5.35%, 3/26/08	20,000	20,000
Federal National Mortgage Association,
3.80%, 1/18/08	1,375	1,365
4.25%, 9/15/07	4,912	4,906
4.75%, 8/3/07	3,185	3,185
5.00%, 11/23/07	1,525	1,524
5.09%, 8/22/07	(d)10,000	9,970
5.10%, 8/29/07 - 11/30/07	(d)26,157	25,869
5.12%, 12/28/07	(d)5,000	4,896
5.13%, 10/5/07	(d)13,377	13,254
5.15%, 9/21/07	1,750	1,750
5.18%, 11/1/07	44,729	44,136
5.24%, 12/21/07	(d)2,000	1,960
5.25%, 6/11/08	2,300	2,299
6.63%, 10/15/07	2,280	2,286
Total U.S. Government & Agency Securities (Cost $483,153)		483,153
Repurchase Agreements (88.5%)
Bank of America, LLC, 5.26%, dated 7/17/07, due 8/20/07, repurchase price $30,149; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 3/1/35, valued at $30,600.	30,000	30,000
Bank of America, LLC, 5.29%, dated 7/31/07, due 8/1/07, repurchase price $251,582; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.50%, due 3/1/34, valued at $256,576.	251,545	251,545

Barclays, Inc., 5.25%, dated 7/26/07, due 12/26/07, repurchase price $25,558; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.95%, due 1/1/37, valued at $25,500.	25,000	25,000
Barclays, Inc., 5.28%, dated 6/5/07, due 9/4/07, repurchase price $25,334; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.95%, due 1/1/37; Federal National Mortgage Association, Adjustable Rate Mortgage: 6.51%, due 1/1/37, valued at $25,500.	25,000	25,000
Barclays, Inc., 5.28%, dated 6/19/07, due 9/17/07, repurchase price $15,198; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 6.00%, due 5/1/37, valued at $15,300.	15,000	15,000
Barclays, Inc., 5.28%, dated 7/2/07, due 10/30/07, repurchase price $20,352; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 7/1/22, valued at $20,400.	20,000	20,000
Barclays, Inc., 5.28%, dated 7/23/07, due 4/21/08, repurchase price $15,598; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 6.00% to 6.50%, due 5/1/37 to 7/1/37; Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 6/1/37, valued at $15,300.	15,000	15,000
Barclays, Inc., 5.31%, dated 7/31/07, due 8/1/07, repurchase price $750,111; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 5.50%, due 5/1/36 to 5/1/37; Federal National Mortgage Association, Gold Pools: 6.50%, due 10/1/36 to 11/1/36, valued at $765,000.	750,000	750,000
Bear Stearns Cos., Inc., 5.31%, dated 7/31/07, due 8/1/07, repurchase price $775,114; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 7.50%, due 1/1/17 to 8/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% t o 7.00%, due 7/1/18 to 7/1/37, valued at $790,503.	775,000	775,000
Credit Suisse First Boston, LLC, 5.26%, dated 5/10/07, due 11/6/07, repurchase price $15,395; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage: 6.74%, due 3/1/35, valued at $15,301.	15,000	15,000
Deutsche Bank Securities, Inc., 5.31%, dated 7/31/07, due 8/1/07, repurchase price $450,066; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.43% to 5.93%, due 5/1/34 to 5/1/37; Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.50%, due 4/1/34 to 6/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.97% to 6.35%, due 2/1/36 to 2/1/37, valued at $459,000.	450,000	450,000

Merrill Lynch, LLC, 5.30%, dated 7/31/07, due 8/1/07, repurchase price $320,047; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.24% to 6.23%, due 12/1/33 to 7/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.86% to 7.45%, due 6/1/14 to 1/1/41; Federal National Mortgage Association, Fixed Rate Mortgages: 4.90% to 5.88%, due 10/1/11 to 2/1/13, valued at $326,402.	320,000	320,000
UBS Securities, LLC, 5.25%, dated 3/22/07, due 8/10/07, repurchase price $25,514; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.00%, due 4/1/21; Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 4/1/35, valued at $25,501.	25,000	25,000
UBS Securities, LLC, 5.29%, dated 7/31/07, due 8/1/07, repurchase price $375,055; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.50%, due 5/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 6.50%, due 5/1/19 to 5/1/37, valued at $382,501.	375,000	375,000
UBS Securities, LLC, 5.29%, dated 5/24/07, due 2/19/08, repurchase price $10,398; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Association, Fixed Rate Mortgage: 5.00%, due 4/1/21, valued at $10,203.	10,000	10,000
UBS Securities, LLC, 5.30%, dated 2/2/07, due 8/1/07, repurchase price $25,663; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 5/1/36, valued at $25,503.	25,000	25,000
UBS Securities, LLC, 5.32%, dated 6/1/07, due 5/27/08, repurchase price $10,533; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 5/1/36, valued at $10,203.	10,000	10,000
UBS Securities, LLC, 5.37%, dated 6/12/07, due 6/6/08, repurchase price $10,537; fully collateralized by a U.S. government agency security at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.00%, due 4/1/214, valued at $10,203.	10,000	10,000
Wachovia Capital Markets, LLC, 5.31%, dated 7/31/07, due 8/1/07, repurchase price $225,033; fully collateralized by U.S. government agency securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.95%, due 11/1/36; Federal Home Loan Mortgage Corp., Gold Pool: 5.00%, due 4/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.57%, due 5/1/36 to 10/15/28, valued at $229,500.	225,000	225,000
Total Repurchase Agreements (Cost $3,371,545)		3,371,545
Total Investments (101.2%) (Cost $3,854,698)		3,854,698
Liabilities in Excess of Other Assets (-1.2%)		(45,049)
Net Assets (100%)		$3,809,649

(b)         Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2007.

(d)         Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Fund

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills,
4.94%, 10/4/07	$ (f)300	$297
4.98%, 1/3/08 - 2/15/08	(f)700	684
Total U.S. Treasury Securities (Cost $981)		981
Repurchase Agreements (99.8%)
Barclays Capital, Inc., 5.08%, dated 7/31/07, due 8/1/07, repurchase price $51,197; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, Zero Coupon, due 4/15/09 to 5/15/30; U.S. Treasury Notes, Zero Coupon, due 10/15/07 to 2/15/11, valued at $52,214.	51,190	51,190
Credit Suisse First Boston, LLC, 5.14%, dated 7/31/07, due 8/1/07, repurchase price $54,508; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.88%, due 6/30/09, valued at $55,594.	54,500	54,500
Deutsche Bank Securities, Inc., 5.12%, dated 7/31/07, due 8/1/07, repurchase price $53,508; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 5.25% to 6.63%, due 2/15/27 to 2/15/29; U.S. Treasury Notes, 3.38% to 4.63%, due 11/15/08 to 8/15/12, valued at $54,570.	53,500	53,500
Merrill Lynch & Co., Inc., 5.10%, dated 7/31/07, due 8/1/07, repurchase price $52,007; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.75%, due 5/15/14, valued at $53,042.	52,000	52,000
UBS Securities, LLC, 5.10%, dated 7/26/07, due 1/23/08, repurchase price $2,051; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/30, valued at $2,041.	2,000	2,000
UBS Securities, LLC, 5.11%, dated 7/31/07, due 8/1/07, repurchase price $52,007; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/23, valued at $53,042.	52,000	52,000
UBS Securities, LLC, 5.16%, dated 6/19/07, due 9/17/07, repurchase price $1,013; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 5/15/20, valued at $1,022.	1,000	1,000
UBS Securities, LLC, 5.18%, dated 5/1/07, due 10/29/07, repurchase price $1,026; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/30, valued at $1,021.	1,000	1,000
UBS Securities, LLC, 5.18%, dated 7/17/07, due 11/14/07, repurchase price $2,035; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/30, valued at $2,041.	2,000	2,000
UBS Securities, LLC, 5.19%, dated 5/10/07, due 11/6/07, repurchase price $1,026; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/30, valued at $1,021.	1,000	1,000

UBS Securities, LLC, 5.19%, dated 7/9/07, due 12/6/07, repurchase price $2,043; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 5/15/18, valued at $2,043.	2,000	2,000
Total Repurchase Agreements (Cost $272,190)		272,190
Total Investments (100.2%) (Cost $273,171)		273,171
Liabilities in Excess of Other Assets (-0.2%)		(417)
Net Assets (100%)		$272,754

(f) The rate shown is the Yield to Maturity at July 31, 2007.

Morgan Stanley Institutional Liquidity Fund

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (104.5%)
Commercial Paper (5.4%) (e)
Dallas Area Rapid Transit, TX, Senior Sub Lien, Series 2001,
3.71%, 11/29/07	$15,000	$15,000
Georgia Municipal Electric Authority, Series TE - A,
3.70%, 8/22/07	20,600	20,600
Hillsborough County, FL, Series 2002 A,
3.77%, 8/30/07	8,431	8,431
Houston, TX, Combined Utility System, Series 2004 A,
3.75%, 9/20/07	33,600	33,600
Kentucky Asset Liability Commission, General Fund Second, Series 2005 A-2,
3.73%, 9/5/07	16,600	16,600
Lower Colorado River Authority, TX, Transmission Service Corp., Series 2003,
3.73%, 9/4/07	10,000	10,000
San Antonio, TX, Water System, Series 2001 A,
3.70%, 9/6/07	10,000	10,000
University of Minnesota Regents, Series 2005 A,
3.69%, 9/4/07	10,600	10,600
		124,831
Daily Variable Rate Bonds (6.9%)
Gainesville, FL, Utilities System 2006, Series A,
3.69%, 10/1/26	32,705	32,705
Jacksonville Health Facilities Authority, FL, Charity Obligated Group,
Series 1997C, (MBIA),
3.61%, 8/15/19	19,780	19,780
Kentucky Public Energy Authority, Inc., Gas Supply, Series 2006 A,
3.68%, 8/1/16	51,036	51,036
Southeast Alabama Gas District Supply, Series 2007 A,
3.68%, 8/1/27	20,000	20,000
Washington Health Care Facilities Authority, WA, MultiCare Health System,
Series 2007 D, (FSA),
3.69%, 8/15/41	11,825	11,825
Washington State Housing Commission, WA, Mirabella, Series 2006 A,
3.71%, 3/1/36	22,400	22,400
		157,746
Municipal Bonds & Notes (5.9%)
Colorado, Education Loan, Series 2007 A, TRANs,
4.50%, 8/5/08	26,200	26,395
Cook County School District No. 159, IL, Matteson-Richton Park, Series 2006, TAWs,
4.75%, 11/1/07	3,500	3,509
District of Columbia, Fiscal Year 2007, TRANs,
4.25%, 9/28/07	5,000	5,005
Indiana Bond Bank, Advance Funding, Series 2007 A,
4.25%, 1/31/08	6,000	6,018
Lakewood City School District, OH, Series 2007, BANs,
4.75%, 9/26/07	7,000	7,010
New Jersey Transit Corp., Federal Transit Administration Grants,
Series 2000 B, COPs, (Ambac)
5.50%, 9/15/07	4,000	4,009
Orange County School District, FL, Series 2006, TANs,
4.00%, 9/14/07	6,500	6,503
Pioneer Valley Transit Authority, MA, Series 2006, RANs,
4.50%, 8/3/07	2,500	2,500

Pioneer Valley Transit Authority, MA, Series 2007, RANs,
4.25%, 8/1/08	8,000	8,012
Roosevelt Union Free School District, NY, Series 2006 B, BANs,
4.35%, 8/2/07	2,889	2,889
Temple University, PA, University Funding, Series 2007,
4.25%, 4/24/08	5,000	5,022
Texas, Series 2006, TRANs,
4.50%, 8/31/07	50,000	50,015
Wichita, KS, Renewal & Improvement Temporary Notes, Series 218,
4.25%, 8/9/07	8,000	8,001
		134,888
Put Option Bonds (1.5%)
Chicago, IL, Tender Notes, Series 2006,
3.52%, 2/15/08	12,000	12,000
Oklahoma Water Resources Board, State Loan, Series 2001,
3.70%, 10/1/34	4,325	4,325
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co., Series 1984,
3.85%, 9/1/08	4,700	4,700
Texas Transportation Commission, Mobility Fund, Series 2006-B,
3.52%, 4/1/36	4,000	4,000
Wapello County, IA, Ottumwa Regional Health Center, Series 2006, (Radian),
3.60%, 10/1/31	8,500	8,500
		33,525
Weekly Variable Rate Bonds (84.8%)
Alabama Special Care Facilities Authority of the City of Mobile, Ascension
Health Senior Credit Group, Series 2006 D, ROCs II-R, Series 687,
3.67%, 11/15/14	11,000	11,000
Alaska Housing Finance Corporation, General Housing, Series 2003 A-2, (FSA),
3.61%, 12/1/24	26,685	26,685
Albuquerque, NM, Affordable Housing Refinancing, Series 2000, (MBIA),
3.63%, 7/1/30	4,925	4,925
Ascension Parish Industrial Development Board, LA, IMTT-Geismar, Series 2007,
3.63%, 6/1/37	50,000	50,000
Atlanta, GA, Sub Lien Tax Allocation Atlantic Station, Series 2006,
3.70%, 12/1/24	15,000	15,000
Atlanta, GA, Water & Wastewater, Series 2004, Floater-TRs, Series 2006 K2, (FSA),
3.67%, 11/1/43	4,500	4,500
BB&T Municipal Trust, Various States, Floater Certificates, Series 1005,
3.70%, 6/1/22	12,000	12,000
Birmingham Public Educational Building Authority, AL, University of Alabama Student Housing, Series 2005 A,
3.63%, 7/1/37	11,930	11,930
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Series 2004,
3.68%, 7/1/29	5,100	5,100
Centerra Metropolitan District No 1, CO, Series 2004,
3.64%, 12/1/29	4,100	4,100
Central Utah Water Conservancy District, Series 1998 E, (Ambac),
3.64%, 4/1/27	13,610	13,610
Series 2004 C, (Ambac),
3.64%, 4/1/34	21,000	21,000
Charlotte, NC, Convention Facility, Series 2003 B, COPs,
3.61%, 12/1/21	4,000	4,000
Chicago Board of Education, IL, Series 2004 D, (FSA),
3.64%, 3/1/23	11,030	11,030
Chicago, IL, Chicago O’Hare International Airport Third Lien, Series 2005 D, (CIFG),
3.62%, 1/1/35	8,000	8,000

Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
3.65%, 7/1/37	9,895	9,895
Pueblo Serra Worship Holdings, Series 2006,
3.65%, 3/1/37	16,000	16,000
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A,
3.65%, 9/1/30	5,600	5,600
Cook County, IL, Series 2002 B,
3.63%, 11/1/31	49,100	49,100
Series 2002 D, P-FLOATs, PT-1522, (Ambac),
3.68%, 11/15/20	7,250	7,250
Cypress-Fairbanks Independent School District, TX, Series 2007, ROCs, II-R Series 7058,
3.67%, 2/15/15	12,000	12,000
Dayton-Montgomery County Port Authority, OH, CareSource, Series 2007 A,
3.65%, 11/15/28	17,000	17,000
DeKalb County Hospital Authority, GA, DeKalb Medical Center, Series 2005,
3.63%, 9/1/35	3,510	3,510
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A,
3.64%, 11/1/30	6,700	6,700
Detroit, MI, Sewage Disposal System, Second Lien, Series 2006 A, (FGIC),
3.61%, 7/1/36	20,400	20,400
Senior Lien, Series 2001 C-2, (FGIC),
3.61%, 7/1/29	11,900	11,900
Enhanced Return Puttable Floating Option Tax-Exempt Receipts, MD, P-FLOATs, Series EC-1013,
3.70%, 8/1/16	20,200	20,200
FIU Athletics Finance Corporation, FL, Football Stadium Project, Series 2007 A,
3.64%, 3/1/33	14,000	14,000
Florida Gas Utility, Gas Supply Acquisition No. 2, Series 2006 A-1,
3.60%, 11/1/26	56,000	56,000
Florida Turnpike Authority, Series 2007 A, PUTTERs, Series 1928, (FGIC),
3.67%, 7/1/14	20,570	20,570
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005,
3.63%, 6/1/35	15,800	15,800
Garland Health Facilities Development Corp, TX, Chambrel Club Hill, Series 2002,
3.63%, 11/15/32	4,900	4,900
Glendale Heights, IL, Glendale Lakes, Series 2000,
3.63%, 3/1/30	2,445	2,445
Gwinnett County Hospital Authority, GA, Gwinnett Hospital System, Series 2007 B, (FSA),
3.63%, 7/1/32	20,000	20,000
Hall County & Gainesville Hospital Authority, GA, Northeast Georgia Health System, Inc., Series 2005 B, (MBIA),
3.62%, 5/15/29	20,000	20,000
Series 2007 G, (AGC),
3.62%, 5/1/36	10,200	10,200
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2006 A,
3.60%, 12/1/32	53,000	53,000
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
3.63%, 2/1/20	17,400	17,400
Houston, TX, Combined Utility System Series 2007, ROCs II-R, Series 9096, (FSA),
3.67%, 5/15/15	10,200	10,200

Series 9097, (FSA),
3.67%, 5/15/15	7,600	7,600
Illinois Development Finance Authority, Museum of Contemporary Art, Series 1994,
3.63%, 2/1/29	20,000	20,000
Jewish Federation of Metropolitan Chicago, Series 1999, (Ambac),
3.65%, 9/1/24	2,555	2,555
Illinois Educational Facilities Authority, The Art Institute of Chicago, Series 1995,
3.63%, 3/1/27	11,600	11,600
National-Louis University, Series 1999 A,
3.64%, 6/1/29	10,450	10,450
CHF-DeKalb, LLC, at Northern Illinois University, Series 2006 A,
3.68%, 7/1/38	4,500	4,500
Illinois Finance Authority, Edward Hospital Obligated Group, Series 2007 B-1, (Ambac),
3.62%, 2/1/40	14,000	14,000
Elmhurst Memorial Healthcare Municipal CRVS, Series 2006-2001,
3.66%, 7/1/09	4,000	4,000
Loyola University Health System, Series 2006 C,
3.63%, 4/1/41	9,500	9,500
Village of Oak Park Residence, Series 2006,
3.64%, 9/1/46	4,000	4,000
Illinois Health Facilities Authority, Advocate Health Care Network, Series 1997 B,
3.63%, 8/15/22	12,000	12,000
Illinois Housing Development Authority, Village Center Development, Series 2004,
3.65%, 3/1/20	7,150	7,150
Illinois International Port District, Series 2003,
3.71%, 1/1/23	3,500	3,500
Indiana Development Finance Authority, IN, The Culver Educational Foundation, Series 1997
3.65%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility Financing Authority, IN, University of Evansville, Series 2007
3.65%, 12/1/31	15,000	15,000
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C,
3.65%, 5/1/35	10,000	10,000
Indianapolis Local Public Improvement Bond Bank, IN, Waterworks, Series 2005 G-3, (MBIA),
3.62%, 1/1/35	49,000	49,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B,
3.64%, 2/1/40	5,000	5,000
Iowa Finance Authority, CHF-Des Moines, LLC, Series 2007 A,
3.66%, 6/1/39	17,000	17,000
JPMorgan Chase & Co, Various States, I-PUTTERs, Series 1633P,
3.83%, 12/15/13	31,020	31,020
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005,
3.63%, 7/1/19	6,220	6,220
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District, Series 2006 A, (Ambac),
3.64%, 12/1/32	15,000	15,000
Kansas City Industrial Development Authority, MO, The Ethans Apartments, Series 2004,
3.65%, 2/1/39	22,000	22,000
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Series 2005 B,
3.66%, 7/1/40	3,000	3,000

King County, WA, Sewer, Series 2006 A, (MBIA),
3.61%, 1/1/36	5,850	5,850
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006,
3.63%, 8/1/26	7,000	7,000
Lancaster County Hospital Authority, PA, Willow Valley Retirement Communities, Series 2002 B, (Radian),
3.64%, 12/1/07	5,350	5,350
Leesburg, FL, The Villages Regional Hospital, Series 2006, (Radian),
3.67%, 7/1/36	12,000	12,000
Lehman Municipal Trust Receipts, WA, NJB Properties 2006, Series A, Floater-TRs, Series 2007, P23W,
3.70%, 12/1/36	21,400	21,400
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006, (AGC),
3.64%, 11/1/36	19,250	19,250
Main Street Natural Gas Inc, GA, Gas Series 2006 A, MERLOTs, Series C6,
3.69%, 3/15/22	25,000	25,000
Main Street Natural Gas, Inc., GA, Gas Series 2007 B, MERLOTs, Series C11,
3.69%, 3/15/13	3,035	3,035
Maricopa County, AZ, Sun Health Corp., Series 2007,
3.65%, 4/1/38	21,570	21,570
Massachusetts Bay Transportation Authority, Series 2000,
3.62%, 3/1/30	24,510	24,510
Massachusetts Development Finance Agency, Dana Hall School, Series 2004,
3.62%, 6/1/34	2,400	2,400
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D, (AGC),
3.65%, 11/15/35	5,000	5,000
Mississippi Development Bank, Magnolia Regional Health Center, Series 2006 A, (Radian),
3.66%, 10/1/36	7,000	7,000
Mississippi Capital Improvement, Series 2003 E,
3.63%, 11/1/23	7,110	7,110
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
3.65%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas Series 2006 B, PUTTERs, Series 1579,
3.67%, 11/30/07	16,215	16,215
Murray City, UT, IHC Health Services, Inc., Series 2005 D,
3.63%, 5/15/37	15,500	15,500
Nevada System of Higher Education, Series 2005 B, PUTTERs, Series 1134, (Ambac),
3.67%, 7/1/13	10,525	10,525
New Castle County, DE, University Courtyard Apartments, Series 2005,
3.66%, 8/1/31	9,800	9,800
New Hampshire Health & Education Facilities Authority, Crotched Mountain Rehabilitation Center, Series 2006,
3.63%, 1/1/37	7,500	7,500
Weeks Medical Center, Series 2005 A,
3.61%, 7/1/35	3,470	3,470
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B,
3.63%, 3/1/23	8,385	8,385
New York City Industrial Development Agency, NY, One Bryant Park, LLC, Series 2004 A,
3.64%, 11/1/39	26,000	26,000
New York State Dormitory Authority, Mount St Mary College, Series 2005, (Radian),
3.67%, 7/1/35	1,000	1,000
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
3.65%, 7/1/19	4,600	4,600

North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002,
3.62%, 10/1/32	2,600	2,600
St. Joseph’s Health System, Series 2003,
3.67%, 10/1/18	10,550	10,550
North Charleston, SC, Municipal Golf Course, Series 2003,
3.68%, 5/1/24	10,665	10,665
North Texas Tollway Authority, TX, Dallas North Tollway System, Series 2005 C, (FGIC),
3.61%, 1/1/25	39,770	39,770
Oak Park Heights, MN, Multifamily Boutwells Landing, Series 2005,
3.64%, 11/1/35	4,400	4,400
Ohio, Common Schools, Series 2005 C, P-FLOATs, PT-3442,
3.66%, 6/15/25	15,115	15,115
Series 2006 B,
3.62%, 6/15/26	11,355	11,355
Series 2006 C,
3.61%, 6/15/26	29,880	29,880
Omaha, NE, Eagle #2004001, Class A,
3.68%, 4/1/26	1,000	1,000
Pennsylvania Turnpike Commission, Series 2002 A-1,
3.63%, 12/1/30	9,100	9,100
Perry County, MS, Leaf River Forest Products, Inc., Series 2002,
3.63%, 2/1/22	11,600	11,600
Philadelphia Industrial Development Authority, PA, In glis House, Series 1997,
3.64%, 5/1/17	21,000	21,000
Philadelphia, PA, Gas Works Sixth, Series 1998, (FSA),
3.60%, 8/1/31	39,500	39,500
Pine Ridge Village/Campus Heights, LLC, AZ, Northern Arizona University, Series 2005, (FGIC),
3.63%, 6/1/33	2,900	2,900
Puttable Floating Option Tax-Exempts Receipts, FL, Broward County, Series 2007 A&B P-FLOATs EC-1095,
3.70%, 1/1/23	2,405	2,405
Puttable Floating Option Tax-Exempts Receipts, MD, Maryland P-FLOATs EC-1072
3.70%, 3/1/17	22,350	22,350
Puttable Floating Option Tax-Exempts Receipts, OT, Series 2006 P-FLOATs EC-002
3.81%, 12/1/35	3,865	3,865
Puttable Floating Option Tax-Exempts Receipts, TX, Texas Municipal Gas Acquisition & Supply Corp., Series 2006 B, P-FLOATs, PA-1462,
3.69%, 12/15/26	50,000	50,000
Texas Municipal Gas Acquisition & Supply Corp, II, Series 2007 A, P-FLOATs, PT-4239,
3.71%, 9/15/17	24,990	24,990
Raleigh, NC, Combined Enterprise System, Series 2006 A, Eagle #20070010 A,
3.66%, 3/1/36	4,950	4,950
RBC Municipal Products Trust Inc, MN, Minnesota Municipal Power Agency, Series 2007, Floater Certificates, Series C-4,
3.67%, 4/1/08	19,895	19,895
Regional Transportation Authority, IL, Refinancing, Series 2005 B,
3.61%, 6/1/25	3,640	3,640
Rhode Island Economic Development Corp., Airport 2005, Series C, P-FLOATS, PT-2953, (MBIA),
3.67%, 7/1/23	2,115	2,115
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005,
3.61%, 6/1/35	12,500	12,500

Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
3.67%, 3/1/36	7,500	7,500
Rickenbacker Port Authority, OH, OASBO Expanded Asset Pooled Financing, Series 2002 A, ROCs, II-R, Series 591CE,
3.67%, 7/1/26	5,620	5,620
Sam Rayburn Municipal Power Agency, TX, Refinancing, Series 2002, P-FLOATs, PT-2413, (Radian),
3.69%, 10/1/21	8,610	8,610
San Antonio, TX, Water System Sub Lien, Series 2003 B, (MBIA),
3.67%, 5/15/33	4,945	4,945
Savannah Economic Development Authority, GA, Savannah Christian Preparatory School, Series 2007,
3.63%, 6/1/35	14,500	14,500
Economic Development Authority, SC, Oconee Memorial Hospital, Series 2005 A, (Radian),
3.67%, 10/1/35	5,000	5,000
Series 2006 A, (Radian),
3.67%, 10/1/36	5,400	5,400
Goodwill Industries, Series 2006,
3.65%, 9/1/28	5,000	5,000
Sisters of Charity Providence Hospitals, Series 2001,
3.63%, 11/1/31	64,870	64,870
Southeast Alabama Gas District, Sub Supply, Series 2007 B, SGB 71, Series A,
3.69%, 8/1/08	8,415	8,415
St. Joseph County, IN, Logan Community Resources, Series 2004,
3.67%, 5/1/34	6,100	6,100
Sun Devil Energy Center, LLC, AZ, Arizona State University, Series 2004, (FGIC),
3.63%, 7/1/30	3,100	3,100
Tennergy Corp., TN, Gas Series 2006 B, PUTTERs, Series 1260B,
3.67%, 11/1/13	23,575	23,575
Tennessee Energy Acquisition Corp., Gas Series 2006 A, ROCs, II-R, Series 598,
3.67%, 3/1/19	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp II, STARS BNP, Series 2007-042-1993B,
3.67%, 9/15/18	40,000	40,000
Texas Transportation Commission, Mobility Fund, Series 2006 A, ROCs II-R, Series 9090,
3.67%, 4/1/15	7,590	7,590
UBS Municipal CRVS, GA, Main Street Natural Gas, Inc., Series 2006 A, Floaters, Series 2007-6,
3.69%, 3/15/16	29,220	29,220
UCF Health Facilities Corporation, FL, UCF Health Sciences Campus at Lake Nona, Series 2007,
3.65%, 7/1/37	20,000	20,000
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiatives, Series 1997 B,
3.63%, 12/1/24	4,100	4,100
University of Hawaii Board of Regents, Series 2006 A, P-FLOATs, PT-3685, (MBIA),
3.68%, 7/15/20	3,020	3,020
University of New Mexico Regents, Series 2002 B,
3.65%, 6/1/26	5,000	5,000
Vermont Economic Development Authority, VT, Wake Robin Corp., Series 2006 C,
3.65%, 5/1/09	5,250	5,250
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical University, Series 2005, ROCs, II-R Series 440, (Radian),
3.68%, 10/15/13	5,645	5,645
Washington County Authority, PA, Girard Estate, Series 1999,

3.63%, 6/1/27	11,635	11,635
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006
3.71%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority, Whitman College, Series 2004,
3.63%, 10/1/29	7,320	7,320
Washington State Housing Finance Commission, Judson Park, Series 2007,
3.64%, 2/1/37	10,400	10,400
YMCA of Tacoma-Pierce County, Series 2006,
3.64%, 12/1/32	4,165	4,165
Washington State, Floater-TRs, Series 2006 P23U, 2006 D, (MBIA),
3.67%, 1/1/08	5,380	5,380
Will County, IL, University of St. Francis, Series 2005,
3.68%, 12/1/25	3,500	3,500
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Amery Regional Medical Center, Series 2006 A,
3.72%, 5/1/36	8,000	8,000
Indian Community School of Milwaukee, Series 2007,
3.68%, 12/1/36	28,300	28,300
Watertown Memorial Hospital, Series 2006, (Radian),
3.65%, 9/1/36	10,000	10,000
York County School District No. 4, SC, Fort Mill, TOCs, Series 2004 F,
3.67%, 3/9/12	7,370	7,370
Yorkville United City Special Service Area 2004-106, IL, Special Tax Series 2004,
3.64%, 3/1/34	3,000	3,000
		1,950,490
Total Tax-Exempt Instruments (Cost $2,401,480)		2,401,480
Total Investments (104.5%) (Cost $2,401,480)		2,401,480
Liabilities in Excess of Other Assets (-4.5%)		(102,939)
Net Assets (100%)		$2,298,541

(e)	The rates shown are the effective yields at the date of purchase.
AGC	— Assured Guaranty Corp.
Ambac	— Ambac Assurance Corp.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance, Inc.
Floater-TRs	— Floating Rate Trust Receipts
MBIA	— MBIA Insurance Corp.
MERLOTs	— Municipal Exempt Receipts — Liquidity Optional Tender Series
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-exempt Receipts
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TAWs	— Tax Anticipation Warrants
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

		Percent
	Value	of Net
STATE/TERRITORY	(000)	Assets
Texas	$403,621	17.6%
Illinois	206,729	9.0%
Florida	203,139	8.8%
Georgia	186,965	8.1%
Indiana	99,417	4.3%
Pennsylvania	98,307	4.3%
South Carolina	98,305	4.3%
Washington	97,740	4.3%
Kentucky	94,386	4.1%
Ohio	90,980	4.0%
Tennessee	58,010	2.5%
Colorado	56,390	2.5%
Alabama	56,345	2.5%
Louisiana	54,700	2.4%
Utah	50,110	2.2%
Wisconsin	46,300	2.0%
Maryland	42,550	1.9%
Massachusetts	42,422	1.8%
North Carolina	38,700	1.7%
Missouri	37,000	1.6%
Michigan	35,300	1.6%
Minnesota	34,895	1.5%
Multi-State	34,885	1.5%
New York	29,889	1.3%
Arizona	27,570	1.2%
Alaska	26,685	1.2%
Mississippi	25,710	1.1%
Iowa	25,500	1.1%
New Hampshire	19,355	0.8%
Rhode Island	14,615	0.6%
Nevada	10,525	0.5%
New Mexico	9,925	0.4%
Delaware	9,800	0.4%
Kansas	8,001	0.3%
Vermont	5,250	0.2%
District of Columbia	5,005	0.2%
Oklahoma	4,325	0.2%
Oregon	4,100	0.2%
New Jersey	4,009	0.2%
Hawaii	3,020	0.1%
Nebraska	1,000	0.0%
	$2,401,480	104.5%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2007